FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                              Form 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended:  September 30, 2010

                          Check here if Amendment [ ]:

                       This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:

                       Name:     Investor AB
                       ---------------------

                       Address:  Arsenalsgatan 8C, S-103, 23
                                 Stockholm, Sweden
                       -------------------------------------


                        Form 13F File Number: 028-03431
                        -------------------------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:                  Mr. Johan Bygge                 Ms. Petra Hedengran

Title:                 CFO                             Head of Corporate
                                                       Governance and Compliance

Phone:                 +46 (0) 8 614 21 91             +46 (0) 8 614 20 97

Signature, Place, and Date of Signing

/s/ Johan Bygge             Stockholm, Sweden           November 5, 2010
------------------          ------------------          ------------------
[Signature]                 [City, State]               [Date]

/s/ Petra Hedengran         Stockholm, Sweden           November 5, 2010
--------------------        ------------------          ------------------
[Signature]                 [City, State]               [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page

                                 Report Summary



Number of Other Included Managers:                  0
                                                  ---

Form 13F Information Table Entry Total:            31
                                                  ---

Form 13F Information Table Value Total:       $301,867 (thousands)
                                              --------------------

List of Other Included Managers:                 None
                                                 ----

                           FORM 13F INFORMATION TABLE

                                  Investor AB
                                    FORM 13F
                               September 30, 2010


                            TITLE OF                VALUE     SHARES/    SH/  PUT/  INVSTMT   OTHER              VOTING AUTH
NAME OF ISSUER                CLASS      CUSIP     (x1000)    PRN AMT    PRN  CALL  DSCRETN   MNGRS     SOLE        SHRD      NONE
ACHILLION PHARMACEUTICALS
   IN                       COM         00448Q201    $4,226    1,399,214  SH         DEFINED           1,399,214
AK STL HLDG CORP            COM         001547108    $3,453      250,000  SH         SOLE                250,000
AMERISOURCEBERGEN CORP      COM         03073E105    $2,300       75,000  SH         SOLE                 75,000
APPLIED MATLS INC           COM         038222105    $3,501      300,000  SH         SOLE                300,000
BANK OF AMERICA
   CORPORATION              COM         060505104    $5,240      400,000  SH         SOLE                400,000
CF INDS HLDGS INC           COM         125269100    $3,399       35,594  SH         SOLE                 35,594
CISCO SYS INC               COM         17275R102    $2,409      110,000  SH         SOLE                110,000
CITIGROUP INC               COM         172967101    $5,850    1,500,000  SH         SOLE              1,500,000
CONSTANT CONTACT INC        COM         210313102   $12,775      597,500  SH         DEFINED             597,500
CTC MEDIA INC               COM         12642X106    $1,141       52,000  SH         SOLE                 52,000
D R  HORTON INC             COM         23331A109    $3,055      275,000  SH         SOLE                275,000
DELL INC                    COM         24702R101    $1,296      100,000  SH         SOLE                100,000
DRESSER-RAND GROUP INC      COM         261608103    $7,399      200,558  SH         SOLE                200,558
FREEPORT-MCMORAN COPPER
   & GO                     COM         35671D857    $8,532      100,000  SH         SOLE                100,000
ISTA PHARMACEUTICALS INC    COM NEW     45031X204    $7,407    1,811,109  SH         DEFINED           1,811,109
JAZZ PHARMACEUTICALS INC    COM         472147107   $12,879    1,200,300  SH         DEFINED           1,200,300
KENNAMETAL INC              COM         489170100    $4,640      150,000  SH         SOLE                150,000
KOHLS CORP                  COM         500255104    $1,497       28,413  SH         SOLE                 28,413
LEAR CORP                   COM NEW     521865204    $5,524       70,000  SH         SOLE                 70,000
MACYS INC                   COM         55616P104    $2,307      100,000  SH         SOLE                100,000
MEDTRONIC INC               COM         585055106    $1,274       38,000  SH         SOLE                 38,000




METROPCS COMMUNICATIONS
   INC                      COM         591708102    $3,132      300,000  SH         SOLE                300,000
MICROSOFT CORP              COM         594918104    $7,341      300,000  SH         SOLE                300,000
NASDAQ OMX GROUP INC        COM         631103108  $174,950    9,004,142  SH         SOLE              9,004,142
NOBLE CORPORATION BAAR      NAMEN -
                            AKT         H5833N103    $4,110      121,673  SH         SOLE                121,673
P T TELEKOMUNIKASI          SPONSORED
   INDONESIA                ADR         715684106    $2,473       60,000  SH         SOLE                 60,000
RESEARCH IN MOTION LTD      COM         760975102    $1,484       30,500  SH         SOLE                 30,500
TERADYNE INC                COM         880770102    $3,339      300,000  SH         SOLE                300,000
TEVA PHARMACEUTICAL INDS
   LTD                      ADR         881624209      $264        5,000  SH         SOLE                  5,000
WELLS FARGO & CO NEW        COM         949746101    $2,887      115,000  SH         SOLE                115,000
VIMPELCOM LTD               SPONSORED
                            ADR         92719A106    $1,783      120,394  SH         SOLE                120,394




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